Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) plan	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Employee benefit plans
Number of defined benefit plans | plan	6
Defined benefit liability (asset)	€ 692,638	€ 678,238
United States, France and Germany
Employee benefit plans
Defined benefit liability (asset)	657,239	634,253
United States, France and Germany | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	917,071	890,025	€ 742,216
United States
Employee benefit plans
Defined benefit liability (asset)	€ 83,148	75,876
United States | Funded plan
Employee benefit plans
Number of defined benefit plans | plan	1
United States | Funded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 338,757	328,499
United States | Funded plan | FMCH
Employee benefit plans
Company contribution to plan	6,781
Expected funding for next fiscal year	17,391
Germany
Employee benefit plans
Defined benefit liability (asset)	€ 557,185	542,136
Germany | Unfunded plan
Employee benefit plans
Number of defined benefit plans | plan	1
Germany | Unfunded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 557,185	542,136
Germany | Unfunded plan | Benefit obligation | Former board members of Management AG and active board members which were appointed before January 1, 2019
Employee benefit plans
Defined benefit liability (asset)	€ 60,381
Germany | Plan covered by insurance contracts
Employee benefit plans
Number of defined benefit plans | plan	1
Company contribution to plan	€ 1,187
Expected funding for next fiscal year	1,187
Germany | Plan covered by insurance contracts | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	4,137	3,053
Germany | Plan covered by insurance contracts | Benefit obligation | Active board members which were appointed after January 1, 2019
Employee benefit plans
Defined benefit liability (asset)	4,137
France
Employee benefit plans
Defined benefit liability (asset)	€ 16,906	16,241
France | Funded plan
Employee benefit plans
Number of defined benefit plans | plan	1
France | Funded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 5,780	5,573
France | Unfunded plan
Employee benefit plans
Number of defined benefit plans | plan	2
France | Unfunded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 11,212	€ 10,764